Premises and Equipment, Net (Future minimum payments under non-cancelable operating leases) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 lease_agreement	Mar. 31, 2012	Mar. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013		$ 416,435
2014		358,451
2015		260,909
2016		222,762
2017		128,360
Thereafter		1,028,198
Total Future Minimum Payments				2,415,115
Total rental expense	306,000	415,000	401,000
Number of operating lease agreements		4
Lease One [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		6,593
Operating lease renewal option		30 years
Lease Two [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		800
Operating lease renewal option		10 years
Lease Three [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		8,571
Operating lease renewal option		35 years
Lease Four [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		$ 9,075
Operating lease renewal option		10 years